Shareholder Report, Line Graph (Details) 192352_Longview Advantage ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Feb. 26, 2025	Aug. 31, 2026
Longview Advantage ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Longview Advantage ETF NAV
Accumulated Value	$ 10,783	$ 10,000	$ 13,654
Bloomberg US 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 3000 Total Return Index
Accumulated Value	$ 10,930	$ 10,000	$ 13,155